Shareholder Report, Holdings (Details)	Jun. 30, 2024
Retail Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Retail Class | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Retail Class | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Retail Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retail Class | Nova, Ltd. (Israel) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retail Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Retail Class | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Retail Class | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retail Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retail Class | CarMax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Retail Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Retail Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Retail Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Retail Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Retail Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Retail Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Institutional Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Institutional Class | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Nova, Ltd. (Israel) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | CarMax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Retail Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Retail Class | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Retail Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Retail Class | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retail Class | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Retail Class | Vishay Precision Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retail Class | Asure Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retail Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retail Class | Thermon Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retail Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Retail Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Retail Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Retail Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Retail Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Retail Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Retail Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Vishay Precision Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Asure Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Thermon Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Retail Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Retail Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Retail Class | Zuora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Retail Class | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retail Class | Harmonic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retail Class | Calix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | nLight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retail Class | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Retail Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
Retail Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Retail Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retail Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Retail Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Dreyfus Treasury Securities Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Aspen Aerogels, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Class | Zuora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Harmonic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Calix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | nLight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%